Long-Term Debt - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Remaining 2025	$ 3,804
2025	12,366	$ 3,700
2026	3	37,366
2027	3	3
2028	4	3
Thereafter	136
Total	16,316	41,212	$ 31,744
Add debt premium	3,151	0
Less current portion	(4,931)	(3,700)	(1,478)
Less deferred financing cost	(3,626)	(4,238)	(1,688)
Less: debt discount	(93)	$ (1,671)	$ 0
Total long-term debt, including debt premium, net of current portion, deferred financing cost and debt discount	$ 10,817